REVENUE RECOGNITION Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The following tables compare the amounts reported in the consolidated statement of income and consolidated balance sheet to the amounts had the previous revenue recognition guidance been in effect (in millions):

	Year Ended December 31, 2018
	As Reported	Balances without Adoption of ASC 606	Increase (Decrease) Due to Adoption
Net operating revenues	$34,300	$33,633	$667	[1]
Cost of goods sold	13,067	12,227	840	[1]
Gross profit	21,233	21,406	(173)
Selling, general and administrative expenses	11,002	11,183	(181)
Operating income	9,152	9,144	8
Income before income taxes	8,225	8,217	8
Income taxes	1,749	1,752	(3)
Consolidated net income	6,476	6,465	11
Net income attributable to shareowners of The Coca-Cola Company	6,434	6,423	11
[1] The increase was primarily due to the reclassification of shipping and handling costs.

	December 31, 2018
	As Reported	Balances without Adoption of ASC 606	Increase (Decrease) Due to Adoption
ASSETS
Trade accounts receivable	$3,685	$3,591	$94	[1]
Prepaid expenses and other assets	2,059	2,067	(8)
Total current assets	24,930	24,844	86
Deferred income tax assets	2,674	2,656	18
Total assets	83,216	83,112	104
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	$9,533	$9,114	$419	[2]
Total current liabilities	28,782	28,363	419
Deferred income tax liabilities	2,354	2,423	(69)
Reinvested earnings	63,234	63,480	(246)
Total equity	19,058	19,304	(246)
Total liabilities and equity	83,216	83,112	104
[1] The increase was primarily due to incremental estimated variable consideration receivables from third-party customers.
[2] The increase was primarily due to incremental estimated variable consideration payables due to third-party customers.

Disaggregation of Revenue [Table Text Block]
The following table presents net operating revenues disaggregated between the United States and International and further by line of business (in millions):

	United States	International	Total
Year Ended December 31, 2018
Concentrate operations	$4,571	$15,323	$19,894
Finished product operations	6,773	7,633	14,406
Total	$11,344	$22,956	$34,300